Segment Information (Tables)	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Schedule of Geographic Area Information
a.	Geographic Area Information:

	Israel	Canada*	U.S.A.	Other	Consolidated
Year ended March 31, and as of March 31, 2015:
Sales to unaffiliated customers **	$22,157	$55,452	$777,191	$8,144	$862,944
Long-lived assets ***	$88,804	$46,876	$36,755	$1,020	$173,455
Year ended March 31, 2014 and as of March 31, 2014:
Sales to unaffiliated customers **	$22,917	$56,718	$669,481	$10,169	$759,285
Long-lived assets ***	$90,676	$44,165	$39,140	$1,325	$175,306
Year ended March 31, 2013 and as of March 31, 2013:
Sales to unaffiliated customers **	$19,929	$52,452	$587,851	$10,722	$670,954
Long-lived assets ***	$87,912	$38,614	$40,383	$1,240	$168,149

*	Includes operations in both Canada and Cayman Islands.
**	Based on customer’s location.
***	Includes property, plant and equipment, net; goodwill and intangible assets, net.

Schedule of Sales by Therapeutic Category
c.	Sales by therapeutic category, as a percentage of total net sales for the years ended March 31, 2015, 2014 and 2013, were as follows:

	Year ended March 31,
Category	2015	2014	2013
Dermatological and topical	66%	73%	77%
Neuropsychiatric	16%	14%	9%
Cardiovascular	8%	6%	6%
Anti-inflammatory	5%	4%	4%
Other	5%	3%	4%

Total	100%	100%	100%